Income Taxes (Tables)	12 Months Ended
May 31, 2022
Income Taxes
Reconciliation of Federal Statutory Income Tax

	Years ended May 31,
	2022	2021
Income tax provision at statutory rate:	21.0%	21.0%
Derivative loss	—	—
Non-deductible debt issuance costs	—	—
Non-deductible interest on convertible notes	(0.5)	(0.6)
Inducement interest expense	(0.7)	(1.5)
Other	1.1	—
Credit carry-forward released	(0.2)	(0.1)
Non-deductible loss on induced conversion	(3.7)	(2.6)
Non-deductible debt discount amortization	(0.3)	(0.6)
IRC section 162(m) limitation	(0.1)	(1.1)
Stock-based compensation in excess of ASC 718	0.0	1.7
Non-deductible expense on induced conversion of debt	(0.3)	(1.2)
Valuation allowance	(16.3)	(15.0)
Effective income tax rate	0.0%	0.0%

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities, non-current, are comprised of the following:

	As of May 31,
	2022	2021
Net operating loss	$106,965	$74,258
Credits	2,063	2,063
ASC 718 expense on NQO’s	6,057	5,510
Charitable contribution carry forward	14	14
Accrued vacation and payroll	68	87
ASC 842 lease accounting	—	(3)
Right of use asset	(112)	—
Lease liability	117	—
Inventory	2,138	146
Accrued expenses	89	874
Amortization	238	396
Fixed assets	1	—
Basis difference in acquired assets	—	(91)
Valuation allowance	(117,638)	(83,254)
Deferred tax asset, non-current	$—	$—
Non-current asset	117,638	83,254
Valuation allowance	(117,638)	(83,254)
Deferred tax asset (liability) non-current	$—	$—